Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements	The recurring Level 3 fair value measurements of the embedded derivative liability included the following significant unobservable inputs as of June 1, 2020 and September 30, 2020:

Range as of
Unobservable Input	June 1, 2020	November 23, 2020
Probability of change of control	90%	N/A
Probability of issuance of debt	5%	100%
Expected date of event	Fourth Quarter 2020	Fourth Quarter 2020
Discount rate	39%	35%

Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2021:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$38,423	$—	$—	$38,423
Public Warrant Liabilities	54,970	54,970	—	—
Private Placement Warrant Liabilities	25,174	—	—	25,174

Total liabilities measured at fair value	$118,567	$54,970	$—	$63,597

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2020:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$5,172	$—	$—	$5,172

Total liabilities measured at fair value	$5,172	$—	$—	$5,172

Summary of Liabilities Measured At Fair Value Using Significant Unobservable Inputs
Activity of the assets and liabilities measured at fair value was as follows:

	Years Ended December 31,
	2021	2020	2019
Opening balance as at January 1,	$5,172	$23,429	$20,584
Embedded derivative recognized under Term Loan 2	—	51,328	—
Change in fair value of embedded derivative	—	12,764	—
Embedded derivative derecognized due to extinguishment of Term Loan 2	—	(64,092)	—
Change in fair value of contingent consideration	(11,680)	65	2,845
Contingent consideration recognized due to acquisitions	47,900	2,695	—
Warrants acquired in the Business Combination	163,058	—	—
Change in fair value of warrants	(82,914)	—	—
Contingent consideration reclassified to due to seller	(756)	(16,059)	—
Contingent consideration settled through equity	—	(1,958)	—
Contingent consideration payments	(2,213)	(3,000)	—

Closing balance as of December 31,	$118,567	$5,172	$23,429

Warrant Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements of the warrant liabilities:

	As of
Unobservable Input	June 3, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$14.75	$8.91
Term (years)	5.0	4.4
Volatility	37.1%	N/A
Risk free interest rate	0.8%	1.2%
Dividend yield	None	None
Public warrant price	$4.85	$2.39